Convertible Promissory Notes (Details) - Schedule of convertible promissory notes - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of convertible promissory notes [Abstract]
Convertible notes – principal	$ 5,346,934
Convertible notes – discount	(326,667)
Convertible notes – interest	199,093
Convertible notes, net	$ 5,219,360